Segment Information (Summary of Financial Information on Segments) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [Line Items]
GROSS MARGIN	$ 8,474	$ 15,424
Net sales	28,082	37,012
Cost of goods sold	19,608	21,588
Sales	29,056	37,884
Freight, transportation and distribution	974	872
Selling expense	3,397	3,414
General and administrative expense	626	565
Share-based compensation expense	(14)	63
Impairment of assets (Note 13 and 14)	(309)
Other expenses (income)	548	204
Earnings (loss) before finance costs	2,745	10,809
Depreciation and amortization	(2,169)	(2,012)
EBITDA	4,914	12,821
Integration and restructuring costs	49	46
Covid 19 Related Expenses	0	8
Foreign exchange loss, net of related derivatives	91	31
Gain on disposal of investment	0	19
Adjusted EBITDA	6,058	12,170
Assets	52,749	54,586
(Reversal of) impairment of assets	774	(780)
AROERL Expense For Non Operating Sites	152	0
Other Expenses Gain Loss On Currency Swap Transactions	92	0
Reversal of impairment of assets loss		780
Impairment of assets	774
Provincial Mining Taxes Expense	398	1,149
Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	29,056	37,884
Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Retail [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	4,430	5,179
Net sales	19,542	21,350
Cost of goods sold	15,112	16,171
Sales	19,542	21,350
Freight, transportation and distribution	0	0
Selling expense	3,375	3,392
General and administrative expense	217	200
Share-based compensation expense	0	0
Other expenses (income)	158	29
Earnings (loss) before finance costs	215	1,558
Depreciation and amortization	759	752
EBITDA	974	2,310
Integration and restructuring costs	20	2
Covid 19 Related Expenses		0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment		19
Adjusted EBITDA	1,459	2,293
Assets	23,056	24,451
AROERL Expense For Non Operating Sites	0
Other Expenses Gain Loss On Currency Swap Transactions	0
Reversal of impairment of assets loss		0
Impairment of assets	465
Provincial Mining Taxes Expense	0	0
Retail [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	19,542	21,266
Retail [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	84
Potash [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	2,363	6,499
Net sales	3,759	7,899
Cost of goods sold	1,396	1,400
Sales	4,166	8,199
Freight, transportation and distribution	407	300
Selling expense	12	10
General and administrative expense	13	9
Share-based compensation expense	0	0
Other expenses (income)	(1)	5
Earnings (loss) before finance costs	1,941	5,326
Depreciation and amortization	463	443
EBITDA	2,404	5,769
Integration and restructuring costs	0	0
Covid 19 Related Expenses		0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment		0
Adjusted EBITDA	2,404	5,769
Assets	13,571	13,921
AROERL Expense For Non Operating Sites	0
Other Expenses Gain Loss On Currency Swap Transactions	0
Reversal of impairment of assets loss		0
Impairment of assets	0
Provincial Mining Taxes Expense	398	1,149
Potash [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	3,735	7,600
Potash [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	431	599
Nitrogen [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	1,379	3,281
Net sales	4,207	7,533
Cost of goods sold	2,828	4,252
Sales	4,735	8,048
Freight, transportation and distribution	528	515
Selling expense	27	28
General and administrative expense	21	17
Share-based compensation expense	0	0
Other expenses (income)	(27)	(137)
Earnings (loss) before finance costs	1,282	3,373
Depreciation and amortization	572	558
EBITDA	1,854	3,931
Integration and restructuring costs	0	0
Covid 19 Related Expenses		0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment		0
Adjusted EBITDA	1,930	3,931
Assets	11,466	11,807
AROERL Expense For Non Operating Sites	0
Other Expenses Gain Loss On Currency Swap Transactions	0
Reversal of impairment of assets loss		0
Impairment of assets	76
Provincial Mining Taxes Expense	0	0
Nitrogen [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	3,804	6,755
Nitrogen [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	931	1,293
Phosphate [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	233	493
Net sales	1,993	2,377
Cost of goods sold	1,760	1,884
Sales	2,263	2,620
Freight, transportation and distribution	270	243
Selling expense	6	7
General and administrative expense	11	13
Share-based compensation expense	0	0
Other expenses (income)	40	67
Earnings (loss) before finance costs	(57)	1,186
Depreciation and amortization	294	188
EBITDA	237	1,374
Integration and restructuring costs	0	0
Covid 19 Related Expenses		0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment		0
Adjusted EBITDA	470	594
Assets	2,438	2,661
AROERL Expense For Non Operating Sites	0
Other Expenses Gain Loss On Currency Swap Transactions	0
Reversal of impairment of assets loss		780
Impairment of assets	233
Provincial Mining Taxes Expense	0	0
Phosphate [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	1,975	2,263
Phosphate [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	288	357
Corporate and Others Segment [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	0	0
Net sales	0	0
Cost of goods sold	0	0
Sales	0	0
Freight, transportation and distribution	0	0
Selling expense	0	(1)
General and administrative expense	364	326
Share-based compensation expense	(14)	63
Other expenses (income)	348	227
Earnings (loss) before finance costs	(698)	(615)
Depreciation and amortization	81	71
EBITDA	(617)	(544)
Integration and restructuring costs	29	44
Covid 19 Related Expenses		8
Foreign exchange loss, net of related derivatives	91	31
Gain on disposal of investment		0
Adjusted EBITDA	(267)	(398)
Assets	2,818	2,622
AROERL Expense For Non Operating Sites	152
Other Expenses Gain Loss On Currency Swap Transactions	92
Reversal of impairment of assets loss		0
Impairment of assets	0
Provincial Mining Taxes Expense	0	0
Corporate and Others Segment [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Corporate and Others Segment [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Eliminations [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	69	(28)
Net sales	(1,419)	(2,147)
Cost of goods sold	(1,488)	(2,119)
Sales	(1,650)	(2,333)
Freight, transportation and distribution	(231)	(186)
Selling expense	(23)	(22)
General and administrative expense	0	0
Share-based compensation expense	0	0
Other expenses (income)	30	13
Earnings (loss) before finance costs	62	(19)
Depreciation and amortization	0	0
EBITDA	62	(19)
Integration and restructuring costs	0	0
Covid 19 Related Expenses		0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment		0
Adjusted EBITDA	62	(19)
Assets	(600)	(876)
AROERL Expense For Non Operating Sites	0
Other Expenses Gain Loss On Currency Swap Transactions	0
Reversal of impairment of assets loss		0
Impairment of assets	0
Provincial Mining Taxes Expense	0	0
Eliminations [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Eliminations [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	$ (1,650)	$ (2,333)